Nov. 09, 2020
FFI STRATEGIES PORTFOLIO
FFI Strategies Portfolio

Third Avenue Variable Series Trust
(the “Trust”)

FFI Strategies Portfolio
(the “Portfolio”)

Supplement dated November 9, 2020 to the Prospectus dated April 30, 2020

1.	The section entitled “Principal Investment Strategies” on pages 2-3 of the Prospectus is hereby removed and replaced with the following:

The Portfolio seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities). Adhering to this strict value discipline, the Portfolio generally seeks to construct a focused portfolio of high conviction opportunities. The Adviser seeks investments whose market prices are low in relation to what it believes is their intrinsic value and/or whose total return potential is considered to be high. The Adviser believes this both lowers investment risk and increases capital appreciation and total return potential. Accordingly, the Adviser seeks to identify investment opportunities through intensive research of individual companies and, generally, does not focus solely on stock market conditions and other macro factors. For these reasons, the Adviser may seek investments in the equity securities and senior securities, such as convertible securities, preferred stocks and debt instruments (including high yield and distressed securities, often referred to as “junk”, that may be in default and may have any or no credit rating) of companies in industries that are believed to be undervalued or temporarily depressed. The Portfolio also invests in both domestic and foreign securities.

Third Avenue follows a strategy of long-term investing. The Adviser will generally sell an investment when there has been a fundamental change in the business or capital structure of the company which significantly affects the investment’s inherent value or when it believes that the market value of an investment is overpriced relative to its intrinsic value.

Temporary Defensive Positions.
 In anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, the Portfolio may temporarily hold a larger than normal portion of its assets in U.S. Government securities, money market funds, cash, exchange-traded funds, cash equivalents, or short-term investments. The Adviser will determine when market conditions warrant temporary defensive measures with respect to the Portfolio. Under such conditions, the Portfolio may not invest in accordance with its investment objective or principal investment strategies and may not achieve its investment objective.

2.	The following risks in the section of the Prospectus entitled “Principal Investment Risks” on pages 3-4 are hereby restated as follows to remove references to Cadence:

Management Risk.
Because the Portfolio is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Portfolio to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Adviser’s investment techniques and risk analysis will produce the desired result.

Style Risk.
Value securities involve the risk that they may never reach their expected full market value, either because the market fails to recognize the securities’ intrinsic value or the expected value was misgauged. The Adviser may identify opportunities in industries that appear to be temporarily depressed. The prices of securities in these industries may tend to go down more than those of companies in other industries. Since the Portfolio is not limited to investing in stocks, the Portfolio may own significant non-equity instruments in a rising stock market, thereby producing smaller gains than a fund invested solely in stocks. Because of the Portfolio’s disciplined and deliberate investing approach, there may be times when the Portfolio will have a significant cash position. A substantial cash position can adversely impact Portfolio performance in certain market conditions and may make it more difficult for the Portfolio to achieve its investment objective.

Currency Hedging Risk.
The Adviser may seek to hedge all or a portion of the Portfolio’s foreign currency risk. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or conditions or that any efforts to do so will be successful.

Insolvency and Bankruptcy Risk.
The Portfolio’s investments in obligations of stressed, distressed and bankrupt issuers, including debt obligations that are in default, generally trade significantly below par and are considered speculative. There is even a potential risk of loss by the Portfolio of its entire investment in such securities. There are a number of significant risks inherent in the bankruptcy process. A bankruptcy filing by an issuer may adversely and permanently affect the market position and operations of the issuer. The Adviser, on behalf of the Portfolio, may also participate on committees formed by creditors to negotiate with debtors with respect to restructuring issues. There can be no assurance that the Adviser’s participation would yield favorable results for the Portfolio, and such participation may subject the Portfolio to additional duties, liabilities and trading restrictions in a particular investment.

Cybersecurity Risk.
As part of its business, the Adviser processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Portfolio. The Adviser, Sub-Adviser and Portfolio may be susceptible to operational and information security risk. Cybersecurity failures or breaches of the Portfolio or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Portfolio and its shareholders could be negatively impacted as a result.

3.	The following information is hereby added to the section of the Prospectus entitled “Principal Investment Risks” on pages 3-4:

Focused Investing Risk.
Although the Portfolio is classified as a diversified investment company under the Investment Company Act of 1940, as amended (“1940 Act”), the Portfolio’s investments will normally be more focused than its peers and may emphasize investments in some issuers, industries, sectors or geographic regions more than others.  To the extent that the Portfolio increases the relative emphasis of its investments in a particular issuer, industry, sector or geographic region, its share values may fluctuate in response to events affecting such issuer, industry, sector or geographic region. The Portfolio does not lose its status as a diversified investment company because of any subsequent discrepancy between the value of its various investments and the diversification requirements of the 1940 Act, so long as any such discrepancy existing immediately after the Portfolio's acquisition of any security or other property is neither wholly nor partly the result of such acquisition.  Therefore, the Portfolio from time to time may be considered "non-diversified" by the 1940 Act despite its classification as a diversified investment company.

Principal Investment Strategies
The Portfolio seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities). Adhering to this strict value discipline, the Portfolio generally seeks to construct a focused portfolio of high conviction opportunities. The Adviser seeks investments whose market prices are low in relation to what it believes is their intrinsic value and/or whose total return potential is considered to be high. The Adviser believes this both lowers investment risk and increases capital appreciation and total return potential. Accordingly, the Adviser seeks to identify investment opportunities through intensive research of individual companies and, generally, does not focus solely on stock market conditions and other macro factors. For these reasons, the Adviser may seek investments in the equity securities and senior securities, such as convertible securities, preferred stocks and debt instruments (including high yield and distressed securities, often referred to as “junk”, that may be in default and may have any or no credit rating) of companies in industries that are believed to be undervalued or temporarily depressed. The Portfolio also invests in both domestic and foreign securities.

Third Avenue follows a strategy of long-term investing. The Adviser will generally sell an investment when there has been a fundamental change in the business or capital structure of the company which significantly affects the investment’s inherent value or when it believes that the market value of an investment is overpriced relative to its intrinsic value.

Temporary Defensive Positions.
 In anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, the Portfolio may temporarily hold a larger than normal portion of its assets in U.S. Government securities, money market funds, cash, exchange-traded funds, cash equivalents, or short-term investments. The Adviser will determine when market conditions warrant temporary defensive measures with respect to the Portfolio. Under such conditions, the Portfolio may not invest in accordance with its investment objective or principal investment strategies and may not achieve its investment objective.

Principal Investment Risks
Management Risk.
Because the Portfolio is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Portfolio to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Adviser’s investment techniques and risk analysis will produce the desired result.

Style Risk.
Value securities involve the risk that they may never reach their expected full market value, either because the market fails to recognize the securities’ intrinsic value or the expected value was misgauged. The Adviser may identify opportunities in industries that appear to be temporarily depressed. The prices of securities in these industries may tend to go down more than those of companies in other industries. Since the Portfolio is not limited to investing in stocks, the Portfolio may own significant non-equity instruments in a rising stock market, thereby producing smaller gains than a fund invested solely in stocks. Because of the Portfolio’s disciplined and deliberate investing approach, there may be times when the Portfolio will have a significant cash position. A substantial cash position can adversely impact Portfolio performance in certain market conditions and may make it more difficult for the Portfolio to achieve its investment objective.

Currency Hedging Risk.
The Adviser may seek to hedge all or a portion of the Portfolio’s foreign currency risk. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or conditions or that any efforts to do so will be successful.

Insolvency and Bankruptcy Risk.
The Portfolio’s investments in obligations of stressed, distressed and bankrupt issuers, including debt obligations that are in default, generally trade significantly below par and are considered speculative. There is even a potential risk of loss by the Portfolio of its entire investment in such securities. There are a number of significant risks inherent in the bankruptcy process. A bankruptcy filing by an issuer may adversely and permanently affect the market position and operations of the issuer. The Adviser, on behalf of the Portfolio, may also participate on committees formed by creditors to negotiate with debtors with respect to restructuring issues. There can be no assurance that the Adviser’s participation would yield favorable results for the Portfolio, and such participation may subject the Portfolio to additional duties, liabilities and trading restrictions in a particular investment.

Cybersecurity Risk.
As part of its business, the Adviser processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Portfolio. The Adviser, Sub-Adviser and Portfolio may be susceptible to operational and information security risk. Cybersecurity failures or breaches of the Portfolio or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Portfolio and its shareholders could be negatively impacted as a result.
Focused Investing Risk.
Although the Portfolio is classified as a diversified investment company under the Investment Company Act of 1940, as amended (“1940 Act”), the Portfolio’s investments will normally be more focused than its peers and may emphasize investments in some issuers, industries, sectors or geographic regions more than others.  To the extent that the Portfolio increases the relative emphasis of its investments in a particular issuer, industry, sector or geographic region, its share values may fluctuate in response to events affecting such issuer, industry, sector or geographic region. The Portfolio does not lose its status as a diversified investment company because of any subsequent discrepancy between the value of its various investments and the diversification requirements of the 1940 Act, so long as any such discrepancy existing immediately after the Portfolio's acquisition of any security or other property is neither wholly nor partly the result of such acquisition.  Therefore, the Portfolio from time to time may be considered "non-diversified" by the 1940 Act despite its classification as a diversified investment company.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE